Equity shares	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Equity shares

16. Equity shares

Equity shares

Equity shares have a par value of US$0.000625 per share at APGL. There is no limit on the number of equity shares authorized. As of March 31, 2019, and 2020, there were 41,040,028 and 47,650,750 equity shares issued and outstanding.

	As of March 31,
	2019	2019	2020	2020
	Number of shares	INR in thousands	Number of shares	INR in thousands
Issued:
Outstanding and fully paid:
Equity shares of US$ 0.000625 par value each
Beginning balance	25,996,932	1,076	41,040,028	1,773
Issuance of new shares (1)	14,915,542	691	6,493,506	287
Exercise of ESOPs (2)	127,554	6	117,216	5
Ending balance	41,040,028	1,773	47,650,750	2,065

(1) During the year ended March 31, 2020, the Company made a US$75.0 million private placement and issued 6,493,506 equity shares at US$ 11.55 per share to Caisse de depot et placement du Quebec (CDPQ), a shareholder with an 41.4% holding in the Company prior to the private placement resulting in net proceeds of INR 5,317 million (US$ 70.5 million). The proceeds from the private placement have been invested in AZI and pursuant to this investment in AZI, the company’s ownership increased from 97.20% to 99.99%*.

During the year ended March 31, 2019, the Company issued 14,915,542 shares at US$ 12.50 per share, during its Follow-on Public Offering (FPO). The Company incurred underwriter fees, legal expenses, printing costs and other costs directly relating to its FPO of US$ 3.5 million, the Company accounted for such costs under ASC 340-10-599-1 (SAB Topic 5A) “Expenses of the Offering” as incremental costs directly attributable to an offering of equity shares. These costs were applied against the proceeds from the FPO. The FPO resulted in aggregate proceeds of INR 13,637 million (US$ 183.0 million), net of issuance expense.

* The remaining ownership by the founders is subject to an arbitration proceeding, refer note 20.

(2) Refer Note 21 for details of ESOPs exercised during the year.

Accumulated other comprehensive loss

The following represents the changes and balances to the components of accumulated other comprehensive loss:

	Foreign currency translation, net of taxes	Cashflow Hedge, net of taxes	Unrealized (loss)/gain on Available-for-Sale Securities, net of taxes	Total accumulated other comprehensive loss, net of taxes
	(INR)	(INR)	(INR)	(INR)
	(In million)
Balance as of March 31, 2017	18	—	22	40
Adjustments during the year	(546)	210	1	(335)
Balance as of March 31, 2018	(528)	210	23	(295)
Adjustments during the year	(2,343)	1,913	(23)	(453)
Balance as of March 31, 2019	(2,871)	2,123	—	(748)
Adjustments during the year	(4,811)	3,622	—	(1,189)
Balance as of March 31, 2020	(7,682)	5,745	—	(1,937)
Balance as of March 31, 2020 ((US$) (Note 2(d))	(101.9)	76.2	—	(25.7)